Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense Abstract
Energy purchases	$ (326,365,798)	$ (346,954,692)	$ (335,731,822)
Fuel consumption	(230,993,754)	(280,739,362)	(295,148,838)
Transportation costs	(141,551,194)	(152,869,838)	(192,502,995)
Other raw materials and consumables	(111,063,406)	(123,414,114)	(71,676,459)
Total raw materials and consumables	$ (809,974,152)	$ (903,978,006)	$ (895,060,114)